Revenue from Contracts with Customers - Impact of New Guidance on Financial Statements (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jul. 01, 2018	Jan. 01, 2018
Statement of Financial Position [Abstract]
Prepaid expenses and other current assets.	$ 188,355
Contract assets (short-term and long-term)	78,789				$ 87,812
Contract cost assets	145,598	$ 258,665
Deferred income tax assets	7,773	6,091
Other assets	116,905	124,021
Contract liabilities (short-term and long-term)	68,716				$ 76,541
Other liabilities (short-term and long-term)	344,044
Accumulated other comprehensive loss, net	(60,223)	(36,148)		$ 2,300
Retained earnings	3,478,650	3,004,018		$ 2,300
Income Statement
Total revenues	4,028,211	4,927,965	$ 4,170,077
Total operating expenses	3,205,473	4,193,921	3,596,695
Operating income	822,738	734,044	573,382
Income taxes	127,003	65,878	161,175
Net income	577,917	592,216	325,972
Net income attributable to TSYS common shareholders	$ 576,656	$ 586,185	$ 319,638
Basic earnings per share (EPS) attributable to TSYS common shareholders (in dollars per share)	$ 3.17	$ 3.19	$ 1.74
Diluted EPS attributable to TSYS common shareholders (in dollars per share)	$ 3.14	$ 3.16	$ 1.73
Cash flows from operating activities:
Net income	$ 577,917	$ 592,216	$ 325,972
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	408,573	405,906	373,546
Changes in contract assets and contract liabilities	(2,771)	6,184	(2,262)
Changes in contract cost assets	3,316
Changes in other current and other long-term liabilities	(55,602)
Cash flows from investing activities:
Additions to contract acquisition costs		$ (69,806)	$ (45,847)
Balances without adoption of adoption of ASC 606 | ASU 2014-09
Statement of Financial Position [Abstract]
Prepaid expenses and other current assets.	190,417
Contract cost assets	252,550
Deferred income tax assets	6,896
Other assets	122,323
Contract liabilities (short-term and long-term)	91,678
Other liabilities (short-term and long-term)	345,625
Accumulated other comprehensive loss, net	(59,842)
Retained earnings	3,488,492
Income Statement
Total revenues	5,716,741
Total operating expenses	4,887,026
Operating income	829,715
Income taxes	128,585
Net income	583,314
Net income attributable to TSYS common shareholders	$ 582,053
Basic earnings per share (EPS) attributable to TSYS common shareholders (in dollars per share)	$ 3.20
Diluted EPS attributable to TSYS common shareholders (in dollars per share)	$ 3.16
Cash flows from operating activities:
Net income	$ 583,314
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	470,804
Changes in contract assets and contract liabilities	(35,754)
Changes in other current and other long-term liabilities	(54,524)
Cash flows from investing activities:
Additions to contract acquisition costs	(32,407)
Effect of Change Higher/(Lower) | ASU 2014-09
Statement of Financial Position [Abstract]
Prepaid expenses and other current assets.	(2,062)
Contract assets (short-term and long-term)	78,789
Contract cost assets	(106,952)
Deferred income tax assets	877
Other assets	(5,418)
Contract liabilities (short-term and long-term)	(22,962)
Other liabilities (short-term and long-term)	(1,581)
Accumulated other comprehensive loss, net	(381)
Retained earnings	(9,842)
Income Statement
Total revenues	(1,688,530)
Total operating expenses	(1,681,553)
Operating income	(6,977)
Income taxes	(1,582)
Net income	(5,397)
Net income attributable to TSYS common shareholders	$ (5,397)
Basic earnings per share (EPS) attributable to TSYS common shareholders (in dollars per share)	$ (0.03)
Diluted EPS attributable to TSYS common shareholders (in dollars per share)	$ (0.03)
Cash flows from operating activities:
Net income	$ (5,397)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	(62,231)
Changes in contract assets and contract liabilities	32,983
Changes in contract cost assets	3,316
Changes in other current and other long-term liabilities	(1,078)
Cash flows from investing activities:
Additions to contract acquisition costs	$ 32,407